                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2006
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
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Address:   3148 Dumbarton Street, N.W.
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           Washington, D.C.   20007
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Form 13F File Number:    028-05225
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
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Title:     President
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Phone:     202 337-2070
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Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            July 18, 2006
---------------------     -------------------------        -------------
     [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
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Form 13F Information Table Entry Total:      61
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Form 13F Information Table Value Total:      $94,532
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                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100     497     11400  SH         SOLE                   11000             400
                                                          349      8000  SH         OTHER                                   8000
Alcatel                          COM        013904305     176     13926  SH         SOLE                   13926
American International Group     COM        026874107    2262     38300  SH         SOLE                   36000            2300
                                                           59      1000  SH         OTHER                                   1000
BP Amoco PLC                     COM        055622104     256      3674  SH         SOLE                    3174             500
                                                          262      3760  SH         OTHER                                   3760
Bank of New York                 COM        064057102     316      9800  SH         SOLE                    9800
Berkshire Hathaway Inc. Class    COM        084670207     295        97  SH         SOLE                      91               6
Cisco Systems                    COM        17275R102    2736    140100  SH         SOLE                  132700            7400
Citigroup, Inc.                  COM        172967101     647     13405  SH         SOLE                   13405
Coca Cola Co.                    COM        191216100    1407     32700  SH         SOLE                   30700            2000
Cott Corp.                       COM        22163N106     781     59800  SH         SOLE                   56800            3000
E. I. duPont de Nemours & Co.    COM        263534109    1739     41800  SH         SOLE                   39300            2500
EMC Corp.                        COM        268648102    1613    147000  SH         SOLE                  133600           13400
Exxon Mobil                      COM        30231G102     831     13552  SH         SOLE                   13052             500
                                                          539      8784  SH         OTHER                                   8784
Four Seasons                     COM        35100E104     719     11700  SH         SOLE                   11700
General Electric Co.             COM        369604103    2652     80471  SH         SOLE                   77011            3460
                                                          492     14928  SH         OTHER                                  14928
H&R Block Inc.                   COM        093671105    1575     66000  SH         SOLE                   61500            4500
Hewlett Packard                  COM        428236103     830     26200  SH         SOLE                   22400            3800
Huntington Bancshares Inc.       COM        446150104     913     38700  SH         SOLE                   35500            3200
IBM                              COM        459200101    1256     16352  SH         SOLE                   14952            1400
                                                           82      1064  SH         OTHER                                   1064
ING Groep NV                     COM        456837103    2721     69200  SH         SOLE                   66700            2500
Intel Corp.                      COM        458140100    1913    100700  SH         SOLE                   93700            7000
                                                           28      1500  SH         OTHER                                   1500
JP Morgan Chase                  COM        46625H100    1235     29400  SH         SOLE                   27400            2000
Johnson & Johnson                COM        478160104    3350     55900  SH         SOLE                   51900            4000
KLA Tencor Corp.                 COM        482480100     258      6200  SH         SOLE                    4200            2000
Koninklijke Philips Elec         COM        500472303    1498     48100  SH         SOLE                   44600            3500
Marsh & McLennan Companies Inc   COM        571748102    1765     65644  SH         OTHER                                  65644
Masco Corp.                      COM        574599106    1313     44300  SH         SOLE                   41200            3100
Medimmune, Inc.                  COM        584699102    1626     60000  SH         SOLE                   55700            4300
                                                           30      1100  SH         OTHER                                   1100
Microsoft Corp.                  COM        594918104    1706     73200  SH         SOLE                   68400            4800
                                                           75      3200  SH         OTHER                                   3200
Molson Coors Brewery             COM        60871R209    1330     19600  SH         SOLE                   18300            1300
Motorola, Inc.                   COM        620076109    1940     96300  SH         SOLE                   89700            6600
National City Corp.              COM        635405103    3284     90748  SH         SOLE                   84000            6748
                                                          181      5000  SH         OTHER                                   5000
PepsiCo Inc.                     COM        713448108     450      7500  SH         SOLE                    7500
Plum Creek Timber                COM        729251108    1353     38100  SH         SOLE                   35100            3000
Precision Drilling               COM        740215108    1248     37600  SH         SOLE                   34600            3000
Procter & Gamble Company         COM        742718109     284      5100  SH         SOLE                    4800             300
Progressive Corp.-Ohio           COM        743315103    2504     97412  SH         SOLE                   97412
                                                        25815   1004096  SH         OTHER                 992096           12000
Royal Dutch Shell                COM        780259206    1005     15000  SH         SOLE                   15000
Stryker Corp.                    COM        863667101    6036    143344  SH         SOLE                  136444            6900
                                                          421     10000  SH         OTHER                                  10000
Tiffany & Company                COM        886547108    1106     33500  SH         SOLE                   31000            2500
Toyota Motor                     COM        892331307    1830     17500  SH         SOLE                   16000            1500
                                                           52       500  SH         OTHER                                    500
Unilever PLC                     COM        904767704    1868     82860  SH         SOLE                   77640            5220
                                                           61      2700  SH         OTHER                                   2700
Washington Post 'B'              COM        939640108     780      1000  SH         SOLE                    100
Wyeth                            COM        983024100      22       500  SH         SOLE                                     500
                                                          266      6000  SH         OTHER                                   6000
BBVA Privanza, Cap. B            PFD        05529T206     701     28000  SH         SOLE                   28000
ING Groep NV 6.2% SER            PFD        456837400    1194     52000  SH         SOLE                   42000           10000